ADVANCE TO DIRECTOR (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Advance to director (increase) decrease	$ (36,398)
Chief Executive Officer and Director [Member]
Advance to director (increase) decrease	$ (36,398)